UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Enhanced Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.4%
Honeywell International, Inc.	316,900	$ 13,582,334
Northrop Grumman Corp.	182,200	10,684,208
Raytheon Co.	200,200	9,263,254
		33,529,796
Capital Markets — 3.6%
Invesco Ltd.	654,000	12,779,160
Morgan Stanley	352,913	9,525,122
		22,304,282
Chemicals — 2.8%
E.I. du Pont de Nemours & Co.	417,900	16,995,993
Commercial Banks — 1.4%
Wells Fargo & Co.	305,800	8,479,834
Communications Equipment — 0.8%
Nokia Oyj - ADR	489,800	4,657,998
Diversified Financial Services — 5.1%
Bank of America Corp.	517,600	7,267,104
Citigroup, Inc. (a)	2,396,500	9,825,650
JPMorgan Chase & Co. (b)	361,439	14,558,763
		31,651,517
Diversified Telecommunication Services — 8.1%
AT&T Inc. (b)	490,200	12,715,788
Frontier Communications Corp.	135,670	1,036,522
Qwest Communications
International, Inc.	3,544,101	20,059,612
Verizon Communications, Inc.	565,200	16,424,712
		50,236,634
Electric Utilities — 2.6%
NextEra Energy, Inc.	121,744	6,367,211
The Southern Co.	272,200	9,616,826
		15,984,037
Electrical Equipment — 2.2%
Emerson Electric Co.	268,300	13,291,582
Energy Equipment & Services — 3.4%
Ensco International Plc - ADR	211,600	8,846,996
Halliburton Co.	410,489	12,265,411
		21,112,407
Food & Staples Retailing — 1.0%
Walgreen Co.	219,000	6,252,450
Food Products — 7.3%
General Mills, Inc.	327,442	11,198,517
Kraft Foods, Inc. (b)	637,100	18,609,691
Unilever NV - ADR	523,000	15,423,270
		45,231,478
Household Products — 3.1%
Kimberly-Clark Corp.	297,900	19,101,348
IT Services — 2.1%
International Business Machines Corp.	100,253	12,872,485
Industrial Conglomerates — 1.0%
General Electric Co.	367,200	5,919,264

Common Stocks	Shares	Value
Insurance — 7.2%
ACE Ltd.	243,900	$ 12,946,212
MetLife, Inc.	302,325	12,715,789
The Travelers Cos., Inc.	372,830	18,809,273
		44,471,274
Media — 4.8%
Comcast Corp., Special Class A	725,300	13,389,038
Time Warner, Inc.	512,500	16,123,250
		29,512,288
Metals & Mining — 1.8%
Nucor Corp.	288,900	11,307,546
Multi-Utilities — 1.2%
Dominion Resources, Inc.	169,200	7,104,708
Oil, Gas & Consumable Fuels — 6.3%
Chevron Corp. (b)	239,900	18,282,779
Exxon Mobil Corp. (b)	244,500	14,591,760
Occidental Petroleum Corp.	77,200	6,016,196
		38,890,735
Pharmaceuticals — 13.0%
Bristol-Myers Squibb Co.	777,100	19,365,332
Eli Lilly & Co.	456,300	16,244,280
Johnson & Johnson	148,200	8,608,938
Merck & Co., Inc.	506,600	17,457,436
Pfizer, Inc.	1,214,600	18,219,000
		79,894,986
Semiconductors & Semiconductor
Equipment — 9.3%
Analog Devices, Inc. (b)	477,800	14,195,438
Intel Corp.	710,878	14,644,087
LSI Corp. (a)	2,628,100	10,591,243
Maxim Integrated Products, Inc.	1,006,000	17,635,180
		57,065,948
Software — 1.8%
Microsoft Corp.	419,900	10,837,619
Specialty Retail — 3.5%
Home Depot, Inc.	391,300	11,155,963
Limited Brands, Inc.	418,100	10,720,084
		21,876,047
Total Common Stocks		608,582,256
Total Long-Term Investments
(Cost – $674,538,857) – 98.8%		608,582,256
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class
0.23% (c)(d)	11,693,096	11,693,096

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

JULY 31, 2010

1

Schedule of Investments (continued)

BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
Total Short-Term Securities
(Cost – $11,693,096) – 1.9%		$ 11,693,096
Total Investments Before Outstanding
Options Written (Cost – $686,231,953*) – 100.7%		620,275,352
Options Written	Contracts
Exchange-Traded Call Options Written — (1.0)%
Analog Devices, Inc.:
Strike Price $30, expires
8/20/10	1,575	(126,000)
Strike Price $32.50, expires
8/20/10	100	(1,250)
Bank of America Corp.:
Strike Price $14, expires
8/20/10	1,020	(42,840)
Strike Price $14, expires
9/17/10	910	(63,700)
Strike Price $15, expires
9/17/10	910	(26,390)
Bristol-Myers Squibb Co.,
Strike Price $26,
expires 8/20/10	2,915	(29,150)
Citigroup, Inc.:
Strike Price $4, expires 8/20/10	1,100	(18,150)
Strike Price $4.20, expires
9/17/10	2,500	(30,523)
Comcast Corp., Special Class A,
Strike Price $18, expires 8/20/10	2,540	(196,850)
Dominion Resources, Inc., Strike
Price $40, expires 8/20/10	570	(121,125)
E.I. du Pont de Nemours & Co.:
Strike Price $37, expires
8/20/10	1,570	(584,825)
Strike Price $38, expires
8/20/10	1,570	(438,815)
Eli Lilly & Co., Strike Price $35,
expires 8/20/10	2,500	(206,250)
Emerson Electric Co., Strike Price
$47, expires 8/20/10	940	(277,300)
Ensco International Plc, Strike Price
$42, expires 8/20/10	1,165	(157,275)
Frontier Communications Corp.,
Strike Price $7.50, expires
8/20/10	200	(5,500)
General Electric Co., Strike Price
$16, expires 8/20/10	2,750	(129,250)
Halliburton Co., Strike Price $29,
expires 8/20/10	425	(66,938)
Home Depot, Inc.:
Strike Price $28, expires
8/20/10	970	(132,890)
Strike Price $33, expires
8/20/10	1,000	(3,000)
Strike Price $29, expires
9/17/10	970	(81,480)
Honeywell International, Inc., Strike
Price $41, expires 8/20/10	610	(137,555)
Intel Corp., Strike Price $22,
expires 8/20/10	1,500	(12,750)

Options Written	Contracts	Value
Exchange-Traded Call Options Written (continued)
International Business Machines
Corp., Strike Price $130,
expires 9/17/10	270	$ (62,370)
Invesco Ltd., Strike Price $20,
expires 9/17/10	250	(20,625)
Johnson & Johnson, Strike Price
$60, expires 8/20/10	1,100	(19,800)
Kimberly-Clark Corp.:
Strike Price $62.50, expires
8/20/10	1,500	(292,500)
Strike Price $65, expires
8/20/10	140	(5,950)
Kraft Foods, Inc., Strike Price $29,
expires 8/20/10	4,190	(280,730)
Limited Brands, Inc.:
Strike Price $25, expires
8/20/10	1,270	(171,450)
Strike Price $26, expires
8/20/10	1,030	(82,400)
Maxim Integrated Products, Inc.:
Strike Price $17.50, expires
8/20/10	2,000	(100,000)
Strike Price $19, expires
9/17/10	1,155	(17,325)
Merck & Co., Inc.:
Strike Price $36, expires
8/20/10	2,650	(47,700)
Strike Price $37, expires
8/20/10	125	(812)
Microsoft Corp., Strike Price $27,
expires 8/20/10	600	(7,200)
Morgan Stanley:
Strike Price $26, expires
8/20/10	625	(84,688)
Strike Price $26, expires
9/17/10	625	(118,125)
Nokia Oyj:
Strike Price $9, expires 8/20/10	1,465	(94,493)
Strike Price $10, expires
8/20/10	250	(3,250)
Northrop Grumman Corp.,
Strike Price $60, expires 8/20/10	1,360	(88,400)
Nucor Corp., Strike Price $40,
expires 8/20/10	1,000	(66,500)
Pfizer, Inc., Strike Price $15,
expires 8/20/10	4,550	(163,800)
Raytheon Co., Strike Price $49,
expires 8/20/10	1,500	(14,250)
The Southern Co., Strike Price $36,
expires 9/17/10	1,149	(51,705)
Time Warner, Inc.:
Strike Price $30, expires
8/20/10	2,700	(513,000)
Strike Price $33, expires
9/17/10	100	(6,000)
Unilever NV, Strike Price $30,
expires 8/20/10	250	(11,250)
Verizon Communications, Inc., Strike
Price $27, expires 8/20/10	3,110	(656,210)
Walgreen Co., Strike Price $30,
expires 8/20/10	750	(11,250)
Wells Fargo & Co., Strike Price $28,
expires 8/20/10	1,500	(96,000)

2 BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

JULY 31, 2010

Schedule of Investments (continued)

BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Total Exchange-Traded Call Options Written	$ (5,977,587)
Over-the-Counter Call Options Written — (0.5)%
ACE Ltd.:
Strike Price $51.65, expires
8/20/10, Broker UBS AG	170	(33,886)
Strike Price $53.73, expires
9/17/10, Broker Credit Suisse
International	685	(68,793)
AT&T Inc.:
Strike Price $24.75, expires
8/20/10, Broker Deutsche
Bank AG	980	(116,620)
Strike Price $26, expires
8/20/10, Broker Morgan
Stanley Capital Services, Inc.	650	(16,140)
Strike Price $25.20, expires
9/17/10, Broker Goldman
Sachs Bank USA	540	(51,063)
Strike Price $26.25, expires
9/17/10, Broker Goldman
Sachs Bank USA	530	(22,355)
Bristol-Myers Squibb Co., Strike Price
$26, expires 9/17/10, Broker
Goldman Sachs Bank USA	1,360	(43,267)
Chevron Corp., Strike Price $73.50,
expires 8/20/10, Broker Morgan
Stanley Capital Services, Inc.	1,800	(538,655)
Citigroup, Inc.:
Strike Price $4.07, expires
8/20/10, Broker Morgan
Stanley Capital Services, Inc.	4,580	(51,255)
Strike Price $4.10, expires
8/20/10, Broker UBS AG	2,500	(28,143)
Strike Price $4.25, expires
8/20/10, Broker Morgan
Stanley Capital Services, Inc.	2,500	(2,925)
Dominion Resources, Inc., Strike
Price $41.60, expires 8/20/10,
Broker UBS AG	555	(46,112)
Exxon Mobil Corp.:
Strike Price $63, expires
8/20/10, Broker Credit Suisse
International	1,830	(6,709)
Frontier Communications Corp.,
Strike Price $7.52, expires
9/17/10, Broker Credit Suisse
International	545	(9,458)
General Mills, Inc., Strike Price
$36.48, expires 9/17/10, Broker
JPMorgan Chase Bank NA	2,460	(33,318)
Halliburton Co., Strike Price $29.86,
expires 8/20/10, Broker UBS AG	1,830	(224,689)
Honeywell International, Inc., Strike
Price $43.11, expires 8/20/10,
Broker UBS AG	1,135	(29,008)
Intel Corp., Strike Price $21.54,
expires 9/17/10, Broker Morgan
Stanley Capital Services, Inc.	2,400	(71,040)
International Business Machines
Corp., Strike Price $125, expires
8/20/10, Broker Citibank NA	280	(101,454)

Options Written	Contracts	Value
Over-the-Counter Call Options Written (continued)
Invesco Ltd., Strike Price $19.12,
expires 8/20/10, Broker
JPMorgan Chase Bank NA	2,040	$ (178,814)
JPMorgan Chase & Co., Strike Price
$40, expires 8/20/10,
Broker UBS AG	1,270	(98,279)
Kraft Foods, Inc., Strike Price
$29.66, expires 8/20/10,
Broker UBS AG	590	(14,129)
LSI Corp.:
Strike Price $4.99, expires
8/20/10, Broker Credit Suisse
International	4,800	(13,819)
Strike Price $5.26, expires
8/20/10, Broker UBS AG	2,500	(28)
Maxim Integrated Products, Inc.:
Strike Price $18.12, expires
8/20/10, Broker Morgan
Stanley Capital Services, Inc.	1,350	(20,654)
Strike Price $18.54, expires
8/20/10, Broker Morgan
Stanley Capital Services, Inc.	1,030	(22,518)
MetLife, Inc., Strike Price $40.87,
expires 8/20/10, Broker
JPMorgan Chase Bank NA	1,060	(221,918)
Microsoft Corp.:
Strike Price $24.77, expires
8/20/10, Broker Morgan
Stanley Capital Services, Inc.	450	(50,100)
Strike Price $26, expires
8/20/10, Broker Morgan
Stanley Capital Services, Inc.	2,100	(79,926)
NextEra Energy, Inc., Strike Price
$52.13, expires 9/17/10,
Broker UBS AG	860	(87,095)
Occidental Petroleum Corp., Strike
Price $82, expires 8/20/10,
Broker Jeffries & Co., Inc.	425	(19,370)
Pfizer, Inc., Strike Price $15.11,
expires 8/20/10, Broker Morgan
Stanley Capital Services, Inc.	4,550	(180,703)
Qwest Communications International Inc.:
Strike Price $5.33, expires
8/20/10, Broker Credit Suisse
International	6,080	(245,900)
Strike Price $5.36, expires
8/20/10, Broker UBS AG	6,000	(182,502)
Strike Price $5.41, expires
8/20/10, Broker Credit Suisse
International	1,230	(31,853)
Strike Price $5.40, expires
9/17/10, Broker Deutsche
Bank AG	6,180	(177,539)
The Southern Co., Strike Price
$35.34, expires 8/20/10, Broker
JPMorgan Chase Bank NA	877	(34,819)
The Travelers Cos., Inc.:
Strike Price $51.25, expires
8/20/10, Broker Goldman
Sachs Bank USA	960	(45,704)
Strike Price $50, expires
8/20/10, Broker Morgan
Stanley Capital Services, Inc.	345	(22,904)

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

JULY 31, 2010

3

Schedule of Investments (concluded)

BlackRock Enhanced Capital and Income Fund, Inc. (CII)

(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options Written (concluded)
Unilever NV:
Strike Price $29, expires
8/20/10, Broker JPMorgan
Chase Bank NA	1,050	$ (97,182)
Strike Price $31.19, expires
9/17/10, Broker Dominion
Resources	530	(7,963)
Total Over-the-Counter Call Options Written		(3,328,609)
Total Options Written
(Premiums Received – $8,531,562) – (1.5)%		(9,306,196)
Total Investments, Net of Outstanding
Options Written– 99.2%		610,969,156
Other Assets Less Liabilities – 0.8%		5,226,159
Net Assets – 100.0%	$ 616,195,315

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
July 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 711,748,456
Gross unrealized appreciation	$ 2,059,999
Gross unrealized depreciation	(93,533,103)
Net unrealized depreciation	$ (91,473,104)

(a) Non-income producing security.
(b) All or a portion of security has been pledged as collateral in connection with open options written.
(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment -
Company Act of 1940, as amended, are as follows:

	Shares		Shares
	Held at		Held at
	October 31,	Net	July 31,
Affiliate	2009	Activity	2010	Income
BlackRock Liquidity
Funds,TempFund,
Institutional Class	24,567,455 (12,874,359) 11,693,096 $19,145
(d) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

•Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stock	$608,582,256	—	—	$ 608,582,256
Short-Term
Securities	11,693,096	—	-—	11,693,096
Total	$620,275,352	—	—	$ 620,275,352

1 See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Equity contracts	$ (5,977,587) $(3,328,609)		-— $ (9,306,196)

2 Other financial instruments are options, which are shown at value.

4 BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

JULY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 27, 2010